Schedule of Annual Rate of Deprecation (Details) - Chemomab Therapeutics Ltd [Member]	12 Months Ended
Dec. 31, 2025
Computer Equipment [Member]
Annual rates of depreciation	33.00%
Laboratory Equipment [Member]
Annual rates of depreciation	10.00%
Furniture and Fixtures [Member]
Annual rates of depreciation	7.00%
Leasehold Improvements [Member]
Annual rates of depreciation	over the shorter of the lease term or the estimated useful life of the improvement